Supplemental Financial Information (All Registrants)	12 Months Ended
Dec. 31, 2021
Supplemental Financial Information [Abstract]
Supplemental Financial Information (All Registrants)	Supplemental Financial Information (All Registrants)
Supplemental Statement of Operations Information
The following tables provide additional information about material items recorded in the Registrants' Consolidated Statements of Operations and Comprehensive Income.

	Taxes other than income taxes
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
For the year ended December 31, 2021
Utility(a)	$774	$246	$139	$88	$301	$278	$22	$3
Property	364	39	18	176	131	88	40	3
Payroll	124	27	16	18	27	7	5	3

For the year ended December 31, 2020
Utility(a)	$759	$238	$135	$87	$299	$275	$21	$3
Property	336	30	16	164	126	84	39	3
Payroll	121	27	16	17	25	7	5	3

For the year ended December 31, 2019
Utility(a)	$768	$242	$132	$90	$304	$286	$18	$—
Property	321	29	17	153	122	85	34	2
Payroll	117	27	15	17	24	7	4	2
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(a)The Registrants’ utility taxes represents municipal and state utility taxes and gross receipts taxes related to their operating revenues. The offsetting collection of utility taxes from customers is recorded in revenues in the Registrants’ Consolidated Statements of Operations and Comprehensive Income.

	Other, net
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
For the year ended December 31, 2021
AFUDC—Equity	136	34	26	27	49	40	6	3
Non-service net periodic benefit cost	91	—	—	—	—	—	—	—

For the year ended December 31, 2020
AFUDC—Equity	104	29	17	22	36	28	4	4
Non-service net periodic benefit cost	53	—	—	—	—	—	—	—

For the year ended December 31, 2019
AFUDC—Equity	85	17	13	21	34	25	4	5
Non-service net periodic benefit cost	13	—	—	—	—	—	—	—
Supplemental Cash Flow Information
The following tables provide additional information about material items recorded in the Registrants' Consolidated Statements of Cash Flows.

	Depreciation, amortization, and accretion
	Exelon(a)	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
For the year ended December 31, 2021
Property, plant, and equipment(b)	$5,384	$970	$336	$439	$627	$274	$169	$155
Amortization of regulatory assets(b)	594	235	12	152	194	129	41	24
Amortization of intangible assets, net(b)	58	—	—	—	—	—	—	—
Amortization of energy contract assets and liabilities(c)	31	—	—	—	—	—	—	—
Nuclear fuel(d)	992	—	—	—	—	—	—	—
ARO accretion(e)	514	—	—	—	—	—	—	—
Total depreciation, amortization, and accretion	$7,573	$1,205	$348	$591	$821	$403	$210	$179

For the year ended December 31, 2020
Property, plant, and equipment(b)	$4,364	$922	$319	$397	$586	$257	$155	$140
Amortization of regulatory assets(b)	588	211	28	153	196	120	36	40
Amortization of intangible assets, net(b)	62	—	—	—	—	—	—	—
Amortization of energy contract assets and liabilities(c)	30	—	—	—	—	—	—	—
Nuclear fuel(d)	983	—	—	—	—	—	—	—
ARO accretion(e)	500	—	—	—	—	—	—	—
Total depreciation, amortization, and accretion	$6,527	$1,133	$347	$550	$782	$377	$191	$180

For the year ended December 31, 2019
Property, plant, and equipment(b)	$3,665	$886	$303	$359	$547	$239	$146	$123
Amortization of regulatory assets(b)	528	147	30	143	207	135	38	34
Amortization of intangible assets, net(b)	59	—	—	—	—	—	—	—
Amortization of energy contract assets and liabilities(c)	21	—	—	—	—	—	—	—
Nuclear fuel(d)	1,016	—	—	—	—	—	—	—
ARO accretion(e)	491	—	—	—	—	—	—	—
Total depreciation, amortization, and accretion	$5,780	$1,033	$333	$502	$754	$374	$184	$157
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(a)Exelon's amounts include amounts related to Generation prior to the separation. See Note 2 — Discontinued Operations for additional information.
(b)Included in Depreciation and amortization in the Registrants' Consolidated Statements of Operations and Comprehensive Income.
(c)Included in Operating revenues or Purchased power and fuel expense in Exelon’s Consolidated Statements of Operations and Comprehensive Income.
(d)Included in Purchased power and fuel expense in Exelon’s Consolidated Statements of Operations and Comprehensive Income.
(e)Included in Operating and maintenance expense in Exelon's Consolidated Statements of Operations and Comprehensive Income.

	Cash paid (refunded) during the year:
	Exelon(a)	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
For the year ended December 31, 2021
Interest (net of amount capitalized)	$1,505	$372	$152	$134	$255	$132	$59	$56
Income taxes (net of refunds)	281	(72)	(4)	(38)	—	12	(9)	2
For the year ended December 31, 2020
Interest (net of amount capitalized)	$1,521	$371	$144	$125	$257	$129	$61	$57
Income taxes (net of refunds)	10	(61)	(37)	(57)	46	40	12	(3)
For the year ended December 31, 2019
Interest (net of amount capitalized)	$1,470	$343	$129	$106	$255	$130	$59	$55
Income taxes (net of refunds)	265	(42)	82	17	29	7	19	(5)
__________
(a)Exelon's amounts include amounts related to Generation prior to the separation. See Note 2 — Discontinued Operations for additional information.

	Other non-cash operating activities:
	Exelon(a)	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
For the year ended December 31, 2021
Pension and non-pension postretirement benefit costs	$411	$129	$8	$61	$49	$6	$2	$11
Allowance for credit losses	160	47	39	17	24	9	5	10
Other decommissioning-related activity	(946)	—	—	—	—	—	—	—
Energy-related options	125	—	—	—	—	—	—	—
True-up adjustments to decoupling mechanisms and formula rates(b)	(171)	(42)	(26)	(12)	(91)	(53)	(14)	(24)
Severance costs	(57)	2	—	—	1	—	—	—
Long-term incentive plan	137	—	—	—	—	—	—	—
Amortization of operating ROU asset	183	1	—	29	28	6	8	4
AFUDC - Equity	(136)	(34)	(26)	(27)	(49)	(40)	(6)	(3)

For the year ended December 31, 2020
Pension and non-pension postretirement benefit costs	$411	$114	$5	$62	$70	$15	$7	$14
Allowance for credit losses	150	32	42	15	43	24	16	2
Other decommissioning-related activity	(659)	—	—	—	—	—	—	—
Energy-related options	104	—	—	—	—	—	—	—
True-up adjustments to decoupling mechanisms and formula rates(b)	(6)	47	(16)	(16)	(21)	(40)	7	12
Severance costs	105	1	1	—	—	—	—	—
Provision for excess and obsolete inventory	131	2	1	—	—	—	—	—
Long-term incentive plan	56	—	—	—	—	—	—	—
Amortization of operating ROU asset	222	2	1	31	28	7	8	3
Asset impairments	—	15	—	—	13	—	7	6
AFUDC - Equity	(104)	(29)	(17)	(22)	(36)	(28)	(4)	(4)

For the year ended December 31, 2019
Pension and non-pension postretirement benefit costs	$438	$96	$12	$61	$95	$25	$15	$16
Allowance for credit losses	120	33	31	8	17	7	4	5
Other decommissioning-related activity	(506)	—	—	—	—	—	—	—
Energy-related options	22	—	—	—	—	—	—	—
True-up adjustments to decoupling mechanisms and formula rates(c)	124	128	—	—	(4)	(4)	—	—
Long-term incentive plan	10	—	—	—	—	—	—	—
Amortization of operating ROU Asset	244	3	—	30	33	8	8	4
Change in environmental liabilities	23	—	—	—	23	23	—	—
AFUDC - Equity	(85)	(17)	(13)	(21)	(34)	(25)	(4)	(5)
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(a)Exelon's amounts include amounts related to Generation prior to the separation. See Note 2 — Discontinued Operations for additional information.
(b)For ComEd, reflects the true-up adjustments in regulatory assets and liabilities associated with its distribution, energy efficiency, distributed generation, and transmission formula rates. For BGE, Pepco, DPL, and ACE, reflects the change in regulatory assets and liabilities associated with their decoupling mechanisms and transmission formula rates. For PECO, reflects the change in regulatory assets and liabilities associated with its transmission formula rate. See Note 3 — Regulatory Matters for additional information.
(c)For ComEd, reflects the true-up adjustments in regulatory assets and liabilities associated with its distribution and energy efficiency formula rates. For Pepco and DPL, reflects the change in regulatory assets and liabilities associated with their decoupling mechanisms. See Note 3 — Regulatory Matters for additional information.
The following tables provide a reconciliation of cash, restricted cash, and cash equivalents reported within the Registrants' Consolidated Balance Sheets that sum to the total of the same amounts in their Consolidated Statements of Cash Flows.

	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
December 31, 2021
Cash and cash equivalents	$672	$131	$36	$51	$136	$34	$28	$29
Restricted cash and cash equivalents	321	210	8	4	77	34	43	—
Restricted cash included in other long-term assets	44	43	—	—	—	—	—	—
Cash, restricted cash, and cash equivalents included in current assets of discontinued operations	582	—	—	—	—	—	—	—
Total cash, restricted cash, and cash equivalents	$1,619	$384	$44	$55	$213	$68	$71	$29

December 31, 2020
Cash and cash equivalents	$432	$83	$19	$144	$111	$30	$15	$17
Restricted cash and cash equivalents	349	279	7	1	39	35	—	3
Restricted cash included in other long-term assets	53	43	—	—	10	—	—	10
Cash, restricted cash, and cash equivalents included in current assets of discontinued operations	332	—	—	—	—	—	—	—
Total cash, restricted cash, and cash equivalents	$1,166	$405	$26	$145	$160	$65	$15	$30

December 31, 2019
Cash and cash equivalents	$587	$90	$21	$24	$131	$30	$13	$12
Restricted cash and cash equivalents	358	150	6	1	36	33	—	2
Restricted cash included in other long-term assets	177	163	—	—	14	—	—	14
Total cash, restricted cash, and cash equivalents(a)	$1,122	$403	$27	$25	$181	$63	$13	$28

December 31, 2018
Cash and cash equivalents	$1,349	$135	$130	$7	$124	$16	$23	$7
Restricted cash and cash equivalents	247	29	5	6	43	37	1	4
Restricted cash included in other long-term assets	185	166	—	—	19	—	—	19
Total cash, restricted cash, and cash equivalents(a)	$1,781	$330	$135	$13	$186	$53	$24	$30
__________
(a)Exelon's amounts include amounts related to Generation prior to the separation. See Note 2 — Discontinued Operations for additional information.
Supplemental Balance Sheet Information
The following tables provide additional information about material items recorded in the Registrants' Consolidated Balance Sheets.

	Investments
	Exelon	ComEd	PECO	BGE	PHI	Pepco
December 31, 2021
Equity method investments:
Other equity method investments	$15	$6	$7	$—	$—	$—
Other investments:
Employee benefit trusts and investments(a)	235	—	27	14	145	120
Total investments	$250	$6	$34	$14	$145	$120

December 31, 2020
Equity method investments:
Other equity method investments	$15	$6	$8	$—	$—	$—
Other investments:
Employee benefit trusts and investments(a)	218	—	22	10	140	115
Equity investments without readily determinable fair values	5	—	—	—	—	—
Total investments	$238	$6	$30	$10	$140	$115
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(a)The Registrants’ debt and equity security investments are recorded at fair market value.

	Accrued expenses
	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
December 31, 2021
Compensation-related accruals(a)	$596	$155	$77	$78	$113	$35	$20	$17
Taxes accrued	253	94	14	53	96	88	9	11
Interest accrued	297	116	41	44	52	28	8	11

December 31, 2020
Compensation-related accruals(a)	$594	$170	$73	$84	$109	$36	$18	$17
Taxes accrued	291	94	16	73	117	90	18	12
Interest accrued	289	109	37	46	51	26	7	12
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(a)Primarily includes accrued payroll, bonuses and other incentives, vacation, and benefits.